Note 11 (Tables)	12 Months Ended
Dec. 31, 2024
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	2024	2023	2022
Equity instruments	7.2.2	9,782	7,963	6,511
Debt securities	7.2.2	407	484	129
Loans and advances	7.2.2	358	290	247
Total	8.1	10,546	8,737	6,888